Lincoln Life & Annuity
Company of New York
Law Department
The Lincoln National Life Insurance Company
350 Church Street
Hartford, CT 06103

Scott C. Durocher
Counsel
Phone: 860-466-1222
Scott.Durocher@LFG.com

April 2, 2012

Securities and Exchange Commission
Division of Investment Management
Office of Insurance Products
100 F Street, NE
Washington, DC 20549

Re:       Lincoln Life & Annuity Variable Annuity Account H
American Legacy III Plus
(File Nos. 811-08441; 333-141761)

Ladies and Gentlemen:

On behalf of Lincoln Life & Annuity Company of New York (the “Company”) and Lincoln Life & Annuity Variable Annuity Account H (the “Account”), we are filing a certification pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933.  In this regard, we certify that the form of prospectus, including supplements, and Statement of Additional Information for certain variable annuity contracts offered by the Company through the Account otherwise required to be filed under paragraph (c) of Rule 497 would not differ from that contained in the most recent post-effective amendment filed electronically on March 30, 2012.

Sincerely,
Scott C. Durocher
Counsel